DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
5. DISCONTINUED OPERATIONS

The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard for the purpose of discontinued operations as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and presented the operations of the VLCCs as discontinued operations in 2012 since three of those vessels were sold in 2012 and the remaining VLCC met the criteria for held for sale at December 31, 2012.

In August 2012, the VLCC Hampstead was contracted to be sold to an unrelated third party, but the sale was not completed due to the buyer's default. The Company retained the deposit received in the amount of $2.4 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million (including the deposit received). In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel was classified as held for sale at December 31, 2012. In April 2013, the Company sold the VLCC Mayfair for scrap for net proceeds of $16.9 million. The Company recorded an impairment loss of $5.3 million in the first quarter of 2013 with respect to this vessel and there was no gain or loss on its sale. The Company recorded a gain of $0.2 million in 2013 from the sale of equipment for cash proceeds of $0.2 million.

Amounts recorded with respect to discontinued operations in each of the years ended December 31, 2013, 2012 and 2011 are as follows;

(in thousands of $)	2013	2012	2011
Carrying value of vessels disposed of in 2012	—	107,027	113,527
Carrying value of vessel held for sale at December 31, 2012	—	21,523	37,804
Per Statement of Operations;
Operating revenues	(226)	24,513	39,020
Net gain (loss) on sale of assets	254	(13,088)	—
Impairment loss on vessels	(5,342)	(41,597)	—
Net (loss) income	(7,433)	(59,311)	5,594